MERRILL LYNCH
                                                              WORLD INCOME
                                                              FUND, INC.

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Quarterly Report
                                                              September 30, 1998

                      MERRILL LYNCH WORLD INCOME FUND, INC.

Officers and Directors

Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Paolo H. Valle, Senior Vice President
Donald C. Burke, Vice President
Daniel A. Luchansky, Vice President
Gerald M. Richard, Treasurer

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                       Merrill Lynch World Income Fund, Inc., September 30, 1998

DEAR SHAREHOLDER

The quarter ended September 30, 1998 was dominated by global illiquidity and falling stock and bond markets throughout the world. The collapse of the Russian debt market in mid-August was the spark that ignited the fire, creating a rush to quality. US Treasury bond prices rose and US corporate bonds declined, particularly in the lower-quality end of the market. The Russian debt collapse renewed concerns about the stability of emerging markets. Brazil was of particular concern to investors because of its budget and trade deficits and the perceived vulnerability of its currency. Since Brazil is the dominant economic power in Latin America, its weakness shook confidence in the entire region. The precipitous fall in market prices altered investor sentiment and risk tolerance. Mutual funds that invest in lower-quality securities experienced heavy redemptions and were forced to sell securities to meet redemp-tions. Hedge funds were particularly disruptive as bank margin calls forced these leveraged investment vehicles to sell large blocks of high-yield and emerging market securities at distressed levels.

In this environment, we reduced our exposure to the most volatile markets until some measure of stability returns. The portfolio's sector allocation at September 30, 1998 and the previous quarter are compared below:

--------------------------------------------------------------------------------
                                                         9/30/98         6/30/98
--------------------------------------------------------------------------------
Emerging Markets
  Securities                                              27.4%            42.8%
High-Yield Bonds                                          48.1%            39.7%
Convertible Securities                                     8.3%            10.3%
Short-Term Securities                                     13.5%             4.5%
                                                          -----            -----
Total                                                     97.3%            97.3%
                                                          =====            =====
--------------------------------------------------------------------------------

At September quarter-end, the Fund's largest components, US high-yield bonds and emerging markets bonds, were trading at extraordinarily distressed levels. While fundamentals deteriorated during the September quarter, we believe a major reason for market weakness was illiquidity resulting from forced selling by hedge funds and mutual funds. The Federal Reserve Board and other central banks have begun to lower short-term interest rates in response to weakening economies and illiquid markets. A rescue package to support Brazil is taking shape, which should give the country time to put itself in order. For these reasons, we anticipate improved market conditions in the months ahead.

Investment Overview

Emerging Markets Sector

During the three-month period ended September 30, 1998, the significant dislocations in the global economic environment and in capital markets dynamics were precipitated by the deepening of Japan's economic problems, the sharp correction in the US equity markets, and the Russian local debt default and devaluation. These events were magnified in emerging market economies, given their larger dependency on financing from external markets and the higher fundamental vulnerability of their economies.

Russia and Brazil remained the focus of emerging markets, given their vulnerabilities and importance. In Russia, the International Monetary Fund (IMF) package that we expected materialized. However, investors' optimism proved to be short-lived as the Russian government failed in its legislative efforts to implement the agreed-upon fiscal reforms. Investor confidence was quickly lost, impeding rollover of domestic debt and accelerating capital outflows. With no further Group of Seven Industrialized Nations (G-7) and multilateral assistance, Russia devalued its currency on August 17, 1998. Authorities also decreed the cessation of interest and amortization payments on its local ruble debt, and announced their intention to restructure it into longer-term obligations. The terms of that restructuring have yet to be made public. In Russia, these events brought the downfall of the incumbent Prime Minister and his cabinet and opened a new set of uncertainties in that country as to the general direction of its macroeconomic policy and its ability and willingness to service its external debt.

In Brazil, after the close of the reporting period, President Cardoso was reelected. Bond investors remain focused on the newly announced fiscal austerity and economic reform package and massive IMF-led financial rescue package and their effectiveness in avoiding a currency crisis and in reducing crippling levels of domestic interest rates, which threaten to unleash a sharp economic contraction.

Venezuela successfully avoided pressures on its currency and managed to preserve foreign exchange levels, at the cost of higher local interest rates. Public discontent with traditional politics fueled the presidential candidacy of Mr. Chavez, whose non-traditional, interventionist policies are seen as detrimental to free markets.

Bond prices in Argentina and Mexico were also affected by the global turmoil, although their economies have remained on solid footing. Argentina maintained an austere fiscal policy and its fixed exchange rate and aggressively pursued external financing while avoiding reserve losses and turmoil in its banking system. Mexico repeatedly pared its government budget to reflect lower oil revenues and absorbed the impact of the crisis through higher interest rates and a flexible exchange rate.

Given the increased risks in emerging market economies and the ongoing deleveraging process, the flight to quality by investors worldwide is of great concern. These factors--along with the forecast reduction in economic growth--will result in lower private capital flows into emerging economies, which will be only partially replaced by inflows from official sources. While most emerging countries appear committed to defend their economic progress through free-market economic policies, the danger of additional systemic risks and their heavy dependence on international capital markets warrant our continuous close vigilance of short-term risks to these economies, while balancing the potentially large longer-term returns implied by these depressed asset prices.

US High-Yield Sector

A global revaluation of asset values occurred during the three months ended September 30, 1998, and the high-yield market did not escape the downdraft. Specifically, the unmanaged CS First Boston High Yield Index registered a total return of -6.15% for the September quarter. August was a particularly difficult month. As a result, the Index had a total return of -6.79%, the worst performance since the recession month of September 1990, when the Index had a total return of -7.62%. A flight to quality by investors has driven Government bond yields to the lowest levels seen in more than a generation. This movement in Treasury yields, combined with August/September high-yield selloff, resulted in a dramatic widening of yield spreads in the high-yield market. Yield spreads widened from 3.875% at June 30, 1998 to almost 7% as of September 30, 1998. This flight to quality was also evident within the high-yield market as BB-rated securities had a total return of -1.05% as compared to -6.13% for B-rated securities, as measured by CS First Boston.

Certain industry sectors were particularly weak because of

                       Merrill Lynch World Income Fund, Inc., September 30, 1998

deteriorating fundamentals. For example, the structure of product prices in the steel and paper industries softened during the September quarter largely as the result of lower priced imports. The supply of certain chemical products has been excessive and several high-yield issuers in this industry are fairing poorly. Oil prices have been soft all year, impacting the credit quality of this sector. These trends seem unlikely to change course anytime soon, as slowing economic growth will be dampening demand for these products. Away from these pockets of weakness, overall credit quality is holding up well. We believe that current prices overdiscount credit risk. Therefore, valuations are compelling, in our opinion.

Convertible Securities Sector

The quarter ended September 30, 1998 was one of the most difficult quarters for the convertible market in the past decade. Two major systemic factors contributed to this weakness. The first was a bear market in secondary stocks. For example, the unmanaged Russell 2000 Equity Index declined over 20% during the quarter. The majority of convertible issuers underlying common stocks are secondary stocks. As we mentioned in our June quarterly report, the stock market's breadth statistics (advance/decline lines and new high/new low indicators) have been weak and presaged the recent decline in stock prices. The second factor was a dramatic widening of credit quality spreads during the three-month period. According to Bloomberg L.P., the yield spread between ten-year industrial corporate bonds rated B3 and similar maturity US Government Treasury notes increased from 344 basis points (3.44%) to 603 basis points during the September quarter. This was one of the most rapid deteriorations in credit quality spreads on record. This also negatively impacted convertible securities prices by lowering the investment values sometimes referred to as the "bond floors."

The valuation of the stock market remains high, notwithstanding recent price declines resulting from a concomitant decrease in corporate earnings. We would like to see some improvement in the breadth statistics and valuations on common stocks. Therefore, we remain cautious about the equity market and are concentrating our holdings in less equity-sensitive convertibles.

We made some substantial transactions in the portfolio since our June quarterly report to shareholders. We initiated positions in pharmaceutical companies Genzyme Corp., a developer of therapeutic and surgical products, and Glaxo Welcome PLC (via convertible debentures). Glaxo Welcome is a leading international pharmaceutical company with operations in 57 countries. We added the convertible preferred shares of Fleetwood Enterprises Inc., a producer of manufactured housing, and shares of two world class energy companies, Unocal Inc. and the Dow Jones Industrial Average component Chevron Corp. (through a convertible debenture). We also added convertible debentures of HealthSouth Corp., an operator of 1,850 rehabilitation hospitals. We increased our convertible bond holdings of semiconductor products maker Integrated Device Technology, Inc. We eliminated the debentures of Coeur D'Alene Mines Corporation along with the convertible preferred shares of Western Gas Inc. We sold our common stock holdings of Engle Homes, Inc., which we received upon conversion of our debentures because it had reached our price objective. Other notable transactions included our swapping out of convertible debentures issued by Loews Corp. in favor of those issued by Diamond Offshore Drilling. Although both issues are convertible into Diamond Offshore Drilling common stock, the Diamond Offshore Drilling issue exhibits better appreciation potential, in our opinion.

In Conclusion

We thank you for your continued investment in Merrill Lynch World Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

/s/ Arthur Zeikel

Arthur Zeikel
President

/s/ Vincent T. Lathbury III

Vincent T. Lathbury III
Senior Vice President and
Portfolio Manager

/s/ Paolo Valle

Paolo Valle
Senior Vice President and
Portfolio Manager

/s/ Daniel A. Luchansky

Daniel A. Luchansky
Vice President and
Portfolio Manager

November 18, 1998


                                     4 & 5

                       Merrill Lynch World Income Fund, Inc., September 30, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                           Ten Years/      Standardized
                                                       12 Month           3 Month        Since Inception   30-Day Yield
                                                     Total Return      Total Return       Total Return    As of 9/30/98
=======================================================================================================================
ML World Income Fund, Inc. Class A Shares              -25.15%            -24.03%            +81.25%          10.71%
-----------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class B Shares              -25.77             -24.22             +13.25           10.37
-----------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class C Shares              -25.73             -24.23             - 3.21           10.31
-----------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class D Shares              -25.34             -24.08             - 0.92           10.46
=======================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/inception periods are:
      Class A Shares, for the ten years ended 9/30/98; Class B Shares, from 11/18/91 to 9/30/98; and Class C & Class D Shares, from 10/21/94 to 9/30/98.

Average Annual Total Return

                                            % Return Without     % Return With
                                              Sales Charge        Sales Charge**
==============================================================================
Class A Shares+*
==============================================================================
Year Ended 9/30/98              `                -25.15%            -28.14%
------------------------------------------------------------------------------
Five Years Ended 9/30/98                         + 0.05             - 0.77
------------------------------------------------------------------------------
Ten Years Ended 9/30/98                          + 6.13             + 5.70
------------------------------------------------------------------------------
+ Performance results for per share net asset value of Class A Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                               % Return             % Return
                                             Without CDSC           With CDSC**
=============================================================================
Class B Shares*
=============================================================================
Year Ended 9/30/98                             -25.77%               -28.43%
-----------------------------------------------------------------------------
Five Years Ended 9/30/98                       - 0.73                - 0.73
-----------------------------------------------------------------------------
Inception (11/18/91) through 9/30/98           + 1.83                + 1.83
-----------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

=============================================================================
                                               % Return             % Return
                                             Without CDSC           With CDSC**
=============================================================================
Class C Shares*
=============================================================================
Year Ended 9/30/98                              -25.73%              -26.39%
-----------------------------------------------------------------------------
Inception (10/21/94) through 9/30/98            - 0.82               - 0.82
-----------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                            % Return Without     % Return With
                                              Sales Charge        Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
Year Ended 9/30/98                               -25.34%            -28.33%
------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/98             - 0.23             - 1.26
------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


                                     6 & 7

                       Merrill Lynch World Income Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                                          Percent of
LATIN AMERICA    Industries            Face Amount             Fixed-Income Investments                Cost        Value  Net Assets
====================================================================================================================================
Argentina        Foreign             US$   500,000   Republic of Argentina, Global Bonds, 9.75%
                 Government                            due 9/19/2027                                $   392,500  $   407,500    0.1%
                 Obligations
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Argentina        392,500      407,500    0.1
====================================================================================================================================
Brazil           Foreign                 8,956,821   Republic of Brazil, Floating Rate 'C' Brady
                 Government                            Bonds, 8% due 4/15/2014+                       5,472,549    5,329,309    1.3
                 Obligations            28,000,000   Republic of Brazil, Global Bonds, 10.125%
                                                       due 5/15/2027                                 22,842,500   17,570,000    4.2
                                                                                                    -----------  -----------   ----
                                                                                                     28,315,049   22,899,309    5.5
                 -------------------------------------------------------------------------------------------------------------------
                 Industrial--Other        2,000,000   MRS Logistica S.A., 10.625% due 8/15/2005       1,955,000      840,000    0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Steel                   2,000,000   CSN Iron S.A., 9.125% due 6/01/2007              1,805,000    1,120,000    0.3
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Brazil        32,075,049   24,859,309    6.0
====================================================================================================================================
Colombia         Energy                  4,531,250   Oleoducts Central S.A., 9.35% due 9/01/2005      4,531,250    3,557,031    0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities               9,864,000   Transgas de Occidente S.A., 9.79%
                                                       due 11/01/2010                                 9,999,630    7,093,518    1.7
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Colombia      14,530,880   10,650,549    2.5
====================================================================================================================================
Ecuador          Foreign                15,843,240   Republic of Ecuador, Floating Rate Global
                 Government                            Bearer Brady Bonds, PDI, 6.625% due 2/27/2015+ 8,980,206    5,228,269    1.2
                 Obligations            11,000,000   Republic of Ecuador, Global Brady Bonds, Par,
                                                       3.50% due 2/28/2025+                           6,276,384    4,510,000    1.1
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Ecuador       15,256,590    9,738,269    2.3
====================================================================================================================================
Mexico           Foreign                 4,000,000   United Mexican States, Global Bonds, 11.50%
                 Government                            due 5/15/2026                                  3,400,000    3,930,000    0.9
                 Obligations
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric      2,000,000   Espirito Santo Centrais S.A., 10%
                                                        due 7/15/2007                                 1,920,000    1,120,000    0.3
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Mexico         5,320,000    5,050,000    1.2
====================================================================================================================================
Peru             Foreign                 4,000,000   Republic of Peru, Front-Loaded Interest
                 Government                            Reduction Bonds, 3.25% due 3/07/2017+          2,479,855    1,840,000    0.4
                 Obligations
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Peru           2,479,855    1,840,000    0.4
====================================================================================================================================
Venezuela        Foreign                49,000,000   Republic of Venezuela, 9.25% due 9/15/2027      42,527,500   27,195,000    6.4
                 Government
                 Obligations
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Venezuela     42,527,500   27,195,000    6.4
====================================================================================================================================
                                                     Total Investments in Latin American Securities 112,582,374   79,740,627   18.9
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
Canada           Paper                  10,000,000   Doman Industries Ltd., 8.75% due 3/15/2004       9,300,000    7,200,000    1.7

                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in Canada         9,300,000    7,200,000    1.7
====================================================================================================================================
United States    Airlines               10,000,000   US Airways Group Inc., 10.375% due 3/01/2013    10,000,000   10,989,900    2.6
                 -------------------------------------------------------------------------------------------------------------------
                 Cable TV               10,000,000   Century Communications Corp., 9.50%
                                                       due 3/01/2005                                  9,797,500   10,875,000    2.6
                                        10,000,000   Lenfest Communications, Inc., 10.50%
                                                       due 6/15/2006                                  9,922,100   11,400,000    2.7
                                                                                                    -----------  -----------   ----
                                                                                                     19,719,600   22,275,000    5.3
                 -------------------------------------------------------------------------------------------------------------------
                 Chemicals              10,340,000   ISP Holdings Inc., 9.75% due 2/15/2002          10,340,000   10,650,200    2.5
                 -------------------------------------------------------------------------------------------------------------------
                 Computer               10,000,000   Hadco Corporation, 9.50% due 6/15/2008           9,966,000    8,800,000    2.1
                 Services--Electronics
                 -------------------------------------------------------------------------------------------------------------------
                 Energy                 10,000,000   Chesapeake Energy Corporation, 8.50%
                                                       due 3/15/2012                                  9,941,400    7,400,000    1.8
                                        15,670,000   TransAmerican Energy Corp., Series B, 13.149%*
                                                       due 6/15/2002                                 14,248,313    7,521,600    1.8
                                                                                                    -----------  -----------   ----
                                                                                                     24,189,713   14,921,600    3.6
                 -------------------------------------------------------------------------------------------------------------------
                 Financial Services     10,000,000   PennCorp Financial Group Inc., 9.25%
                                                       due 12/15/2003                                10,000,000    6,100,000    1.4
                 -------------------------------------------------------------------------------------------------------------------
                 Gaming                 10,000,000   Greate Bay Properties, Inc., 10.875%
                                                       due 1/15/2004                                  9,996,250    8,150,000    1.9
                                         7,500,000   Harrah's Jazz Co., 14.25% due 11/15/2001         5,178,125    1,462,500    0.3
                                        10,000,000   Trump Atlantic City Associates, 11.25%
                                                       due 5/01/2006                                  9,943,750    8,250,000    2.0
                                                                                                    -----------  -----------   ----
                                                                                                     25,118,125   17,862,500    4.2
                 -------------------------------------------------------------------------------------------------------------------
                 Health Care                         Columbia/HCA Healthcare Corp.:
                                         5,000,000     7.25% due 5/20/2008                            4,696,650    4,876,150    1.2
                                         5,000,000     8.70% due 2/10/2010                            5,106,750    5,271,000    1.2
                                        10,000,000   Tenet Healthcare Corporation, 8.125%
                                                       due 12/01/2008                                 9,961,200   10,125,000    2.4
                                                                                                    -----------  -----------   ----
                                                                                                     19,764,600   20,272,150    4.8
                 -------------------------------------------------------------------------------------------------------------------
                 Hotels                  5,000,000   HMH Properties Inc., 7.875% due 8/01/2008        4,967,600    4,925,000    1.2
                 -------------------------------------------------------------------------------------------------------------------
                 Paper                  10,000,000   Container Corp. of America, 9.75%
                                                       due 4/01/2003                                 10,200,000    9,900,000    2.3
                 -------------------------------------------------------------------------------------------------------------------
                 Printing & Publishing   5,000,000   PRIMEDIA Inc., 7.625% due 4/01/2008              4,971,250    4,850,000    1.2
                 -------------------------------------------------------------------------------------------------------------------
                 Semiconductors         10,000,000   Advanced Micro Devices, Inc., 11%
                                                       due 8/01/2003                                 11,025,000   10,100,000    2.4
                 -------------------------------------------------------------------------------------------------------------------
                 Supermarkets            5,000,000   Pueblo Xtra International Inc., 9.50%
                                                       due 8/01/2003                                  5,098,125    4,600,000    1.1
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities              10,000,000   Tucson Electric & Power Co., 10.732%
                                                       due 1/01/2013                                  9,607,625   11,959,900    2.8
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Investments in the
                                                       United States                                174,967,638  158,206,250   37.5
====================================================================================================================================


                                     8 & 9

                       Merrill Lynch World Income Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

NORTH AMERICA                                                                                                             Percent of
(continued)      Industries            Face Amount              Convertible Bonds                       Cost       Value  Net Assets
====================================================================================================================================
United States    Aerospace & Defense  US$ 1,000,000  Kellstrom Industries, Inc., 5.50%
                                                       due 6/15/2003                                $  1,000,000  $   771,250   0.2%
                 -------------------------------------------------------------------------------------------------------------------
                 Assisted Living                     Assisted Living Concepts, Inc.:
                                            700,000    6% due 11/01/2002                                 700,000      608,125   0.1
                                          1,300,000    5.625% due 5/01/2003                            1,300,000    1,049,750   0.2
                                                                                                    ------------  -----------  ----
                                                                                                       2,000,000    1,657,875   0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Banking                    750,000  BankAtlantic Bancorp, Inc., 5.625% due 12/01/2007   750,000      678,750   0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Boat Construction        1,000,000  Halter Marine Group, Inc., 4.50% due 9/15/2004      895,710      710,000   0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Conglomerates              600,000  Polyphase Corp., 12% due 7/01/1999***               600,000      192,000   0.0
                                            400,000  Thermo Electron Corp., 4.25% due 1/01/2003          400,000      341,500   0.1
                                          1,000,000  Thermo Fibertek Inc., 4.50% due 7/15/2004         1,000,000      877,500   0.2
                                          2,000,000  Thermo Instrument Systems, Inc., 4%
                                                       due 1/15/2005                                   1,995,000    1,592,500   0.4
                                                                                                    ------------  -----------  ----
                                                                                                       3,995,000    3,003,500   0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Energy                   1,000,000  Pennzoil Co., 4.95% due 8/15/2003
                                                       (Convertible in  Chevron Corp.)                 1,013,750    1,011,250   0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Environmental              725,000  Thermo Ecotek Corp., 4.875% due 4/15/2004           724,094      734,063   0.2
                                          1,063,000  Thermo TerraTech, Inc., 4.625% due 5/01/2003      1,114,735      918,166   0.2
                                          1,500,000  US Filter Corp., 4.50% due 12/15/2001             1,580,250    1,428,750   0.3
                                                                                                    ------------  -----------  ----
                                                                                                       3,419,079    3,080,979   0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Health Care                500,000  HealthSouth Corp., 3.25% due 4/01/2003              499,375      430,000   0.1
                                          1,500,000  Integrated Health Services Inc., 5.75%
                                                       due 1/01/2001                                   1,493,750    1,320,000   0.3
                                                                                                    ------------  -----------  ----
                                                                                                       1,993,125    1,750,000   0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Industrial                 900,000  Genzyme General Division, 5.25% due 6/01/2005       850,000      969,750   0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Manufacturing            1,000,000  Mark IV Industries, Inc., 4.75% due 11/01/2004      923,750      830,000   0.2
                                          2,000,000  Mascotech, Inc., 4.50% due 12/15/2003             1,842,500    1,665,000   0.4
                                                                                                    ------------  -----------  ----
                                                                                                       2,766,250    2,495,000   0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Medical Laser            2,000,000  Thermolase Corp., 4.375% due 8/05/2004            1,960,625    1,625,000   0.4
                 Systems
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas                           Lomak Petroleum, Inc.:
                                            500,000    6% due 2/01/2007                                  486,875      325,000   0.1
                                          1,000,000    6% due 2/01/2007                                  972,500      713,750   0.2
                                                                                                    ------------  -----------  ----
                                                                                                       1,459,375    1,038,750   0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Oil Drilling             1,000,000  Loews Corp., 3.75% due 2/15/2007 (Convertible
                                                       in Diamond Offshore Drilling, Inc.)               934,313      930,000   0.2
                                          1,000,000  Parker Drilling Company, 5.50% due 8/01/2004      1,010,000      745,000   0.2
                                                                                                    ------------  -----------  ----
                                                                                                       1,944,313    1,675,000   0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Oil Services             1,100,000  Key Energy Group, Inc., 5% due 9/15/2004            902,455      679,250   0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Optical Equipment        1,585,000  Thermo Optik Corp., 5% due 10/15/2000             1,588,950    1,474,050   0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Semiconductors           2,000,000  Integrated Device Technology, Inc., 5.50%
                                                       due 6/01/2002                                   1,642,500    1,520,000   0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Technology               1,250,000  Broadband Technologies, Inc., 5% due 5/15/2001    1,246,250      715,625   0.2
                                                     Data General Corporation:
                                            250,000    6% due 5/15/2004                                  246,875      197,813   0.0
                                            750,000    6% due 5/15/2004                                  750,000      595,313   0.1
                                                                                                    ------------  -----------  ----
                                                                                                       2,243,125    1,508,751   0.3
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Convertible Bonds in the United States     30,424,257   25,649,155   6.1
====================================================================================================================================
                                                     Convertible Preferred Stocks, Preferred Stocks,
                                        Shares Held              Common Stocks & Warrants
====================================================================================================================================
United States    Airlines                     5,000  Continental Air Finance Trust, Conv. Pfd.***        388,165      393,750   0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Broadcasting/Cable         137,257  On Command Corporation                            4,061,096    1,115,213   0.3
                                             43,675  On Command Corporation (Warrants) (b)               349,400       92,809   0.0
                                                                                                    ------------  -----------  ----
                                                                                                       4,410,496    1,208,022   0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Conglomerates              105,000  Polyphase Corp.***                                  158,550       29,400   0.0
                                             52,500  Polyphase Corp. (Warrants) (b)***                    13,125        1,050   0.0
                                             52,500  Polyphase Corp. (Warrants) (b)***                    26,250        6,825   0.0
                                                                                                    ------------  -----------  ----
                                                                                                         197,925       37,275   0.0
                 -------------------------------------------------------------------------------------------------------------------
                 Containers                  10,000  Owens Illinois, Inc., Conv. Pfd.                    500,000      357,500   0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Energy                       7,000  Unocal Capital Trust, Conv. Pfd.                    378,000      364,875   0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Gaming                      75,000  Goldriver Hotel & Casino Finance Corp.,
                                                       Liquidating Trust                                  75,000            0   0.0
                 -------------------------------------------------------------------------------------------------------------------
                 Manufactured Housing        10,000  Fleetwood Enterprises, Inc., Conv. Pfd.             540,000      440,000   0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas                   10,000  Lomak Petroleum, Inc., Conv. Pfd.                   500,000      275,000   0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals                727  Crescendo Pharmaceuticals Corporation                 8,360        9,360   0.0
                 -------------------------------------------------------------------------------------------------------------------
                 Power Generation            10,000  Calenergy Capital Trust II, Conv. Pfd.              500,000      415,000   0.1
                                             10,000  Calenergy Capital Trust III, Conv. Pfd.             500,000      402,500   0.1
                                                                                                    ------------  -----------  ----
                                                                                                       1,000,000      817,500   0.2
                 -------------------------------------------------------------------------------------------------------------------


                                    10 & 11

                       Merrill Lynch World Income Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)


NORTH AMERICA                                          Convertible Preferred Stocks, Preferred Stocks,                    Percent of
(concluded)      Industries              Shares Held               Common Stocks & Warrants             Cost       Value  Net Assets
====================================================================================================================================
United States    Printing & Publishing        50,000  PRIMEDIA Inc., Pfd.                            $ 4,970,000  $  4,550,000  1.1%
(concluded)      -------------------------------------------------------------------------------------------------------------------
                 Restaurants                  10,000  Wendy's Financing I, Conv. Pfd.                    522,375      524,375   0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Retail                       20,500  Kmart Corporation, Conv. Pfd.                    1,067,230    1,025,000   0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Special Services             10,000  Union Pacific Capital Trust, Conv. Pfd.            460,625      452,500   0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Steel                        50,000  Worthington Industries, Inc., Conv. Pfd.
                                                        (Convertible in Rouge Industries, Inc.)          850,000      375,000   0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities                     9,761  Citizens Utilities Company (Class B)                96,483       79,305   0.0
                                              50,200  Citizens Utilities Company, Conv. Pfd. (Class A) 2,149,062    2,158,600   0.5
                                                                                                    ------------  -----------  ----
                                                                                                       2,245,545    2,237,905   0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Preferred Stocks,
                                                      Preferred Stocks, Common Stocks & Warrants
                                                      in the United States                            18,113,721   13,068,062   3.1
====================================================================================================================================
                                                      Total Investments in North American Securities 232,805,616  204,123,467  48.4
====================================================================================================================================
PACIFIC
BASIN                                    Face Amount              Fixed-Income Investments
====================================================================================================================================
China            Transportation        US$ 8,000,000  Cathay International Ltd., 13% due 4/15/2008     8,000,000    4,640,000   1.1
                                          10,000,000  GS Superhighway Holdings, 9.875% due 8/15/2004   9,262,500    4,100,000   0.9
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in China         17,262,500    8,740,000   2.0
====================================================================================================================================
Indonesia        Paper                     5,000,000  P.T. Indah Kiat International Finance, 12.50%
                                                        due 6/15/2006                                  5,025,000    2,500,000   0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Indonesia      5,025,000    2,500,000   0.6
====================================================================================================================================
Philippines      Banking                   4,000,000  Bangko Sentral NG Philipinas, 8.60%
                                                        due 6/15/2027                                  3,519,320    2,650,000   0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Telecommunications        5,000,000  Philippine Long Distance Telephone Co., 8.35%
                                                        due 3/06/2017                                  4,981,200    3,232,910   0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the
                                                        Philippines                                    8,500,520    5,882,910   1.4
====================================================================================================================================
South Korea      Banking                   5,000,000  Korea Development Bank, 11.50% due 3/05/1999     5,000,000    4,882,500   1.2
                 -------------------------------------------------------------------------------------------------------------------
                 Foreign                  10,000,000  Republic of Korea, Global Bonds, 8.875%
                 Government                             due 4/15/2008                                  9,625,000    8,590,770   2.0
                 Obligations
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in South Korea   14,625,000   13,473,270   3.2
====================================================================================================================================
                                                      Total Investments in Pacific Basin Securities   45,413,020   30,596,180   7.2
====================================================================================================================================
EUROPE
====================================================================================================================================
Luxembourg       Telecommunications       10,000,000  Millicom International Cellular S.A., 11.834%*
                                                        due 6/01/2006                                  7,602,000    6,350,000   1.5
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Luxembourg     7,602,000    6,350,000   1.5

====================================================================================================================================
Russia           Financial Services        2,500,000  Unexim International Finance B.V., 9.875%
                                                        due 8/01/2000 (d)                              2,514,750      150,000   0.0
                 -------------------------------------------------------------------------------------------------------------------
                 Foreign                   1,833,285  VnesheconomBank-Government National Bank,
                 Government                             Floating Rate, Interest Accrual Note,
                 Obligations                            6.625% due 12/15/2015 (a)(d)                   1,290,174      155,829   0.1
                                          89,700,000  VnesheconomBank-Government National Bank,
                                                        Floating Rate, Principal Loan, 6.625%
                                                        due 12/15/2020 (a)(d)                         54,000,836    5,049,432   1.2
                                                                                                    ------------  -----------  ----
                                                                                                      55,291,010    5,205,261   1.3
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in Russia        57,805,760    5,355,261   1.3
====================================================================================================================================
United Kingdom   Communications           20,000,000  TeleWest Communications PLC, 11.41%*
                                                        due 10/01/2007                                16,139,687   16,500,000   3.9
                 -------------------------------------------------------------------------------------------------------------------
                 Telecommunications       10,000,000  NTL Incorporated, 10% due 2/15/2007              9,880,000   10,100,000   2.4
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in the
                                                      United Kingdom                                  26,019,687   26,600,000   6.3
====================================================================================================================================

                                                                      Convertible Bonds
====================================================================================================================================
Ireland          Dental Equipment &          500,000  Phoenix Shannon PLC, 9.50% due 11/01/2000          196,779        5,000   0.0
                 Supplies
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Bonds in Ireland                 196,779        5,000   0.0
====================================================================================================================================
Switzerland      Pharmaceuticals           1,000,000  Swiss Life Finance Ltd., 2% due 5/20/2003
                                                        (Convertible in Glaxo Wellcome PLC)            1,063,750    1,070,000   0.2
                 -------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Bonds in Switzerland           1,063,750    1,070,000   0.2
====================================================================================================================================
                                                      Total Investments in European Securities        92,687,976   39,380,261   9.3
====================================================================================================================================
SHORT-TERM
SECURITIES                                                                  Issue
====================================================================================================================================
                 Commercial Paper**        9,998,000  Concord Minutemen Capital Corp., 5.55%
                                                        due 10/08/1998                                 9,987,210    9,987,210   2.4
                                          16,544,000  General Motors Acceptance Corp., 5.88%
                                                        due 10/01/1998                                16,544,000   16,544,000   3.9
                                          10,000,000  Lexington Parker Capital Company LLC, 5.60%
                                                        due 10/07/1998                                 9,990,667    9,990,667   2.4
                                          10,000,000  Three Rivers Funding Corp., 5.57%
                                                        due 10/19/1998                                 9,972,150    9,972,150   2.4
                                           5,000,000  Variable Funding Capital Corp., 5.55%
                                                        due 10/08/1998                                 4,994,604    4,994,604   1.2
                                                                                                    ------------  -----------  ----
                                                                                                      51,488,631   51,488,631  12.3
                 -------------------------------------------------------------------------------------------------------------------


                                    12 & 13

                       Merrill Lynch World Income Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

SHORT-TERM
SECURITIES                                                                                                                Percent of
(concluded)                           Face Amount                         Issue                        Cost       Value   Net Assets
====================================================================================================================================
                 Foreign                               Mexican Cetes:
                 Government          Mxp   6,736,070     20.16% due 12/17/1998                     $    794,813  $   613,657    0.1%
                 Obligations**            40,492,150     20.75% due 2/11/1999                         4,421,922    3,503,840    0.8
                                     RUB 130,313,057   Russian GKO, 34.41% due 4/15/1999 (c)(e)      17,806,157    1,024,474    0.2
                                                                                                   ------------  -----------  ------
                                                                                                     23,022,892    5,141,971    1.1
                 -------------------------------------------------------------------------------------------------------------------
                 US Government        US$    380,000   US Treasury Bills, 4.53% due 12/24/1998          375,983      376,276    0.1
                 Obligations**
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Short-Term Securities    74,887,506   57,006,878   13.5
====================================================================================================================================
                 Total Investments                                                                 $558,376,492  410,847,413   97.3
                                                                                                   ============
                 Short Sales (Proceeds--$399,456)***                                                                (390,794)  (0.1)

                 Other Assets Less Liabilities                                                                    11,652,169    2.8
                                                                                                                ------------  ------
                 Net Assets                                                                                     $422,108,788  100.0%
                                                                                                                ============  ======
====================================================================================================================================
                 Net Asset Value:    Class A--Based on net assets of $89,153,675 and 14,600,525
                                       shares outstanding                                                       $       6.11
                                                                                                                ============
                                     Class B--Based on net assets of $318,411,416 and 52,178,031
                                       shares outstanding                                                       $       6.10
                                                                                                                ============
                                     Class C--Based on net assets of $6,233,674 and 1,022,333
                                       shares outstanding                                                       $       6.10
                                                                                                                ============
                                     Class D--Based on net assets of $8,310,023 and 1,361,084
                                       shares outstanding                                                       $       6.11
                                                                                                                ============
====================================================================================================================================

+ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b) Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c)   Subject to principal paydowns.
(d) Due to uncertainty of financial and economic conditions in Russia, effective September 30, 1998, interest accrual was ceased.
(e) In August 1998, the Russian government announced the potential restructuring of its short-term debt. At that time, interest accruals ceased due to this uncertainty. Details of this restructuring are not complete.
* Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
** Commercial Paper and certain Foreign and US Government Obligations are traded on a discount basis; the interest rates reflect the discount rates paid at the time of purchase by the Fund.
***   Covered Short Sales entered into as of September 30, 1998 were as follows:

--------------------------------------------------------------------------------
Shares                         Issue                                 Value
--------------------------------------------------------------------------------
10,300                  Continental Airlines, Inc.                 $(388,825)
 4,500                  Polyphase Corp.                               (1,969)
--------------------------------------------------------------------------------
Total (Proceeds--$399,456)                                         $(390,794)
                                                                   =========
--------------------------------------------------------------------------------

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
World Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10788--9/98

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